Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	MILLIMAN VARIABLE INSURANCE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 19, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2024
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Milliman - Capital Group Hedged U.S. Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman – Capital Group Hedged U.S. Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period from February 10, 2023 (commencement of operations) through December 31, 2023, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3200.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by primarily investing its assets in a combination of common stocks (to gain additional long equity exposure and to provide long equity exposure) and derivatives (to create a hedge against the Fund’s downside equity exposure).

Capital International, Inc., the Fund’s investment sub-adviser (the “Sub-Adviser”), will provide to Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”), a weighted list of those common stocks of companies that the Sub-Adviser believes can provide long-term growth of capital (the “Investable Universe”). The Investable Universe may include common stocks of smaller capitalization companies. The Fund will invest in some or all of the common stocks contained in the Investable Universe. The Fund may also gain exposure to the Investable Universe by purchasing over-the-counter (“OTC”) options and/or exchange-traded options on the common stocks contained in the Investable Universe and/or the indices or exchange-traded funds (“ETFs”) representing those common stocks. The Investable Universe may also include cash or cash equivalents, such as money market instruments, which may be included in the Fund’s portfolio if Milliman believes those investments will help achieve the Fund’s investment objective.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are tied economically to the U.S. and in derivatives that have economic characteristics similar to those securities. Securities that are tied economically to the U.S. include those whose issuers (i) are organized under the laws of the U.S. or maintain their principal place of business in the U.S.; (ii) issue securities that are principally traded in the U.S.; or (iii) derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or had at least 50% of their assets in the U.S. during their most recent fiscal year.

In seeking to create a hedge against the Fund’s downside equity exposure, Milliman primarily intends to purchase and sell either OTC options and/or exchange-traded options on some or all of the common stocks contained in the Investable Universe and/or indices or ETFs representing those common stocks (the “Buffer Hedging Strategy”). The Buffer Hedging Strategy is currently anticipated to provide a hedge against any losses that the Fund incurs that are greater than 5% but less than 20% of the Fund’s equity exposure (the “Buffer Range”). The magnitude of the Buffer Range will depend upon prevailing market conditions and other factors on the day Milliman transacts in the options contracts. While the Buffer Hedging Strategy is intended to provide a hedge as described above, there is no guarantee that the Buffer Hedging Strategy will be successful. In addition, implementation of the Buffer Hedging Strategy could result in the Fund foregoing some of the upside returns on its long equity exposure because the options contracts used to effect the Buffer Hedging Strategy will limit the Fund’s potential upside returns.

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation.

Milliman will make determinations on which common stocks to purchase and options contracts to transact based upon industry weightings, market capitalizations, and other financial characteristics of the common stocks contained in the Investable Universe. Milliman will also make determinations on which common stocks to purchase and options contracts to transact based on Milliman’s evaluation of the market liquidity of those common stocks and options contracts.

From time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of December 31, 2023, the Fund focused its investments in the consumer discretionary, health care, industrials and information technology sectors.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman - Capital Group Hedged U.S. Growth Fund | Milliman - Capital Group Hedged U.S. Growth Fund - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.09%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,367
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,548
Milliman - Capital Group Hedged U.S. Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Milliman - Capital Group Hedged U.S. Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Milliman - Capital Group Hedged U.S. Growth Fund | Growth-Oriented Stocks Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Growth-Oriented Stocks Risk. Growth-oriented common stocks may experience larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks. Further, the Fund’s investments in growth-oriented common stocks are based upon the methods and analyses, including models, tools and data, employed by the Sub-Adviser in indicating the stocks that it believes should comprise the Investable Universe. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Milliman - Capital Group Hedged U.S. Growth Fund | Smaller Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Smaller Capitalization Companies Risk. Having exposure to smaller companies may pose additional risks than investing in larger companies. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Milliman - Capital Group Hedged U.S. Growth Fund | Buffer Hedging Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Buffer Hedging Strategy Risk. Milliman cannot offer assurances that the Buffer Hedging Strategy will achieve the intended results, or that the Buffer Hedging Strategy will be employed in a manner, or at the same level as, an individual investor may deem appropriate. While Milliman currently anticipates that the Buffer Hedging Strategy will provide a hedge as described above, there is no guarantee that a particular Buffer Range will be achieved. There may also be imperfect or even negative correlation between the prices of the derivative instruments in which the Fund transacts and the prices of the stocks that the Fund seeks to hedge. For example, utilizing derivative instruments may not provide an effective hedge because changes in those instruments’ prices may not track those of the stocks they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the derivatives markets, on the other, that could result in an imperfect correlation between those markets, causing the Buffer Hedging Strategy not to work as intended. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for the derivative instruments, including technical influences in their trading, and differences between the stocks being hedged and the stocks, indices and/or ETFs underlying the derivative instruments. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends. Investment in a fund that utilizes a hedging strategy may not be appropriate for every investor seeking a particular risk profile.

Milliman - Capital Group Hedged U.S. Growth Fund | Limited Upside Returns Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Limited Upside Returns Risk. The Fund’s investment in derivative instruments and their resulting costs could limit the Fund’s gains in rising markets relative to those of unhedged funds in general. In the event an investor purchases Shares after Milliman has transacted in the options contracts necessary to achieve the Buffer Hedging Strategy and the Fund has risen in value, there may be little or no ability for that investor to experience an investment gain on their Shares if they sell before Milliman resets (i.e., closes out existing options contracts and transacts in new options contracts) those options contracts. While the Fund is not intended for short-term investors, an investor should consider the impact of the Buffer Hedging Strategy on the Fund's potential upside returns before investing in the Fund.

Milliman - Capital Group Hedged U.S. Growth Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Derivatives Risk. The use of derivatives, including options contracts, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the Fund to losses in excess of its initial investment. In addition, certain of the Fund’s options positions may expire worthless. Derivatives may be difficult to value, difficult for the Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to the Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility. The counterparty to a derivative transaction (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. Because OTC options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options which are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”) and their clearing houses (“clearing members”) rather than a bank or a broker. To the extent the Fund uses exchange-traded options, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. In certain cases, the Fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. A less liquid trading market may adversely impact the value of the Fund’s OTC options and therefore the net asset value (“NAV”) of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC option at any specific time, the Fund may be required to treat some or all of its OTC options as illiquid securities. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Milliman - Capital Group Hedged U.S. Growth Fund | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

Milliman - Capital Group Hedged U.S. Growth Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses, and also rely upon certain proprietary methods and analyses of the Sub-Adviser, in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Milliman - Capital Group Hedged U.S. Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Milliman - Capital Group Hedged U.S. Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Milliman - Capital Group Hedged U.S. Growth Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman – Capital Group Hedged U.S. Income and Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to produce income and provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period from February 10, 2023 (commencement of operations) through December 31, 2023, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2200.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by primarily investing its assets in a combination of common stocks (to provide long equity exposure) and derivatives (to gain additional long equity exposure and to create a hedge against the Fund’s downside equity exposure).

Capital International, Inc., the Fund’s investment sub-adviser (the “Sub-Adviser”), will provide to Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”), a weighted list of those common stocks of companies that the Sub-Adviser believes can produce income and/or provide long-term growth of capital (the “Investable Universe”). The Fund may also gain exposure to the Investable Universe by purchasing over-the-counter (“OTC”) options and/or exchange-traded options on the common stocks contained in the Investable Universe and/or the indices or exchange-traded funds (“ETFs”) representing those common stocks. The Fund will invest in some or all of the common stocks contained in the Investable Universe. The Investable Universe may also include cash or cash equivalents, such as money market instruments, which may be included in the Fund’s portfolio if Milliman believes those investments will help achieve the Fund’s investment objective.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are tied economically to the U.S. and in derivatives that have economic characteristics similar to those securities. Securities that are tied economically to the U.S. include those whose issuers (i) are organized under the laws of the U.S. or maintain their principal place of business in the U.S.; (ii) issue securities that are principally traded in the U.S.; or (iii) derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or had at least 50% of their assets in the U.S. during their most recent fiscal year.

In seeking to create a hedge against the Fund’s downside equity exposure, Milliman primarily intends to purchase and sell either OTC options and/or exchange-traded options on some or all of the common stocks contained in the Investable Universe and/or indices or ETFs representing those common stocks (the “Buffer Hedging Strategy”). The Buffer Hedging Strategy is currently anticipated to provide a hedge against any losses that the Fund incurs that are greater than 5% but less than 20% of the Fund’s equity exposure (the “Buffer Range”). The magnitude of the Buffer Range will depend upon prevailing market conditions and other factors on the day Milliman transacts in the options contracts. While the Buffer Hedging Strategy is intended to provide a hedge as described above, there is no guarantee that the Buffer Hedging Strategy will be successful. In addition, implementation of the Buffer Hedging Strategy could result in the Fund foregoing some of the upside returns on its long equity exposure because the options contracts used to effect the Buffer Hedging Strategy will limit the Fund’s potential upside returns.

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation.

Milliman will make determinations on which common stocks to purchase and options contracts to transact based upon industry weightings, market capitalizations, and other financial characteristics of the common stocks contained in the Investable Universe. Milliman will also make determinations on which common stocks to purchase and options contracts to transact based on Milliman’s evaluation of the market liquidity of those common stocks and options contracts.

From time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of December 31, 2023, the Fund focused its investments in the health care and information technology sectors.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman - Capital Group Hedged U.S. Income and Growth Fund | Milliman - Capital Group Hedged U.S. Income and Growth Fund - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.14%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.07%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,613
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,580
Milliman - Capital Group Hedged U.S. Income and Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Milliman - Capital Group Hedged U.S. Income and Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Milliman - Capital Group Hedged U.S. Income and Growth Fund | Growth-Oriented Stocks Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Growth-Oriented Stocks Risk. Growth-oriented common stocks may experience larger price swings and greater potential for loss than other types of investments. Further, the Fund’s investments in growth-oriented common stocks are based upon the methods and analyses, including models, tools and data, employed by the Sub-Adviser in indicating the stocks that it believes should comprise the Investable Universe. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Buffer Hedging Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Buffer Hedging Strategy Risk. Milliman cannot offer assurances that the Buffer Hedging Strategy will achieve the intended results, or that the Buffer Hedging Strategy will be employed in a manner, or at the same level as, an individual investor may deem appropriate. While Milliman currently anticipates that the Buffer Hedging Strategy will provide a hedge as described above, there is no guarantee that a particular Buffer Range will be achieved. There may also be imperfect or even negative correlation between the prices of the derivative instruments in which the Fund transacts and the prices of the stocks that the Fund seeks to hedge. For example, utilizing derivative instruments may not provide an effective hedge because changes in those instruments’ prices may not track those of the stocks they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the derivatives markets, on the other, that could result in an imperfect correlation between those markets, causing the Buffer Hedging Strategy not to work as intended. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for the derivative instruments, including technical influences in their trading, and differences between the stocks being hedged and the stocks, indices and/or ETFs underlying the derivative instruments. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends. Investment in a fund that utilizes a hedging strategy may not be appropriate for every investor seeking a particular risk profile.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Limited Upside Returns Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Limited Upside Returns Risk. The Fund’s investment in derivative instruments and their resulting costs could limit the Fund’s gains in rising markets relative to those of unhedged funds in general. In the event an investor purchases Shares after Milliman has transacted in the options contracts necessary to achieve the Buffer Hedging Strategy and the Fund has risen in value, there may be little or no ability for that investor to experience an investment gain on their Shares if they sell before Milliman resets (i.e., closes out existing options contracts and transacts in new options contracts) those options contracts. While the Fund is not intended for short-term investors, an investor should consider the impact of the Buffer Hedging Strategy on the Fund's potential upside returns before investing in the Fund.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Derivatives Risk. The use of derivatives, including options contracts, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the Fund to losses in excess of its initial investment. In addition, certain of the Fund’s options positions may expire worthless. Derivatives may be difficult to value, difficult for the Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to the Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility. The counterparty to a derivative transaction (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. Because OTC options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options, which are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”) and their clearing houses (“clearing members”) rather than a bank or a broker. To the extent the Fund uses exchange-traded options, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. In certain cases, the Fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. A less liquid trading market may adversely impact the value of the Fund’s OTC options and therefore the net asset value (“NAV”) of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC option at any specific time, the Fund may be required to treat some or all of its OTC options as illiquid securities. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses, and also rely upon certain proprietary methods and analyses of the Sub-Adviser, in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Income-Oriented StocksÂ Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Income-Oriented Stocks Risk. The value of the Fund’s securities and income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Fund invests. Further, the Fund’s investments in income-oriented common stocks are based upon the methods and analyses, including models, tools and data, employed by the Sub-Adviser in indicating the stocks that it believes should comprise the Investable Universe. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Milliman Community Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman Community Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to generate income to facilitate consistent withdrawals over an extended period of time.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks to provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2023, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its primary investment objective by investing its assets in income-producing investments, primarily bonds and/or exchange-traded funds (“ETFs”) that invest in bonds or other income-producing investments. The Fund seeks to achieve its secondary investment objective by investing in call options and put options (as described further below). In seeking to achieve these investment objectives, Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”), will manage the Fund’s investments to seek to produce stable returns over a long time horizon.

Milliman currently anticipates that, under normal market conditions, a majority of the Fund’s income-producing investments will be rated medium grade or below investment grade (commonly referred to as "junk bonds") – that is, within the range of BB- through BBB+ by S&P Global Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Ba3 through Baa1 by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), each at the time of investment. Milliman will continue to hold an income producing investment for the Fund notwithstanding any subsequent change to its credit rating. Accordingly, at any specific point in time, the actual credit rating profile of the Fund will vary based on market conditions and may be either higher or lower. Investments are considered to be below investment grade if they are rated BB+ or lower by S&P or Fitch or Ba1 or lower by Moody’s or an equivalent rating by another NRSRO at the time of investment or, if not rated, determined by Milliman to be of comparable quality. Milliman will make decisions on the credit quality of the Fund’s income-producing investments based on the aggregate income yield of the Fund’s portfolio relative to the potential for default of the specific investments included in, or proposed to be included in, the Fund’s portfolio.

Income-producing investments held by the Fund or the ETFs in which it invests can be issued by corporate or government issuers, including their subdivisions, agencies or instrumentalities, and supranational entities, located in the U.S. or non-U.S. countries, including those in emerging markets. In addition, Milliman may use derivative instruments, including futures contracts, to seek to manage the duration profile of the Fund's income producing investments, although the Fund has no set policy regarding portfolio maturity or duration of the income-producing investments in which it may invest.

Milliman will purchase call options on domestic large capitalization stock market indices (or ETFs representing those indices) to seek long-term growth of capital. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” Milliman will typically purchase call options on behalf of the Fund in anticipation of an increase in value of the stock market indices or ETFs underlying those options contracts because owning the options allows the Fund to participate in price increases of the underlying stock market indices or ETFs on a more limited risk basis than if the Fund purchased an investment tracking those stock market indices or an ETF directly. This is because the Fund’s downside risk on a purchased call option is limited to the cost of the premium paid to the option’s seller, whereas the Fund could theoretically lose the entire value of its investment if it purchased an investment tracking the stock market index or an ETF directly.

Depending upon market conditions, Milliman may purchase put options on domestic large capitalization stock market indices or ETFs representing those indices in an effort to hedge downside equity exposure. Milliman may use put options to seek to hedge the Fund’s equity exposure from significant stock market declines, which could occur rapidly and disproportionally could impact various economic sectors, especially during periods of very high financial stress. Purchasing put options will allow the Fund to recognize a net profit on a particular option when the value of the stock market index or ETF underlying that put option falls below the strike price of that put option. In addition, Milliman may use a variety of financial futures, options, and swaps, which may include total return swaps, to implement the Fund’s strategy to hedge its equity exposure based on financial market conditions at any specific point in time.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman Community Growth Fund | Milliman Community Growth Fund - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[6],[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 422
Milliman Community Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Milliman Community Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Milliman Community Growth Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Derivatives Risk. The use of derivatives, including options contracts, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the Fund to losses in excess of its initial investment. In addition, certain of the Fund’s options positions may expire worthless. Derivatives may be difficult to value, difficult for the Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to the Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility. The counterparty to a derivative transaction (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. Because over-the-counter (“OTC”) options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options. A less liquid trading market may adversely impact the value of the Fund’s OTC options and therefore the NAV of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC option at any specific time, the Fund may be required to treat some or all of its OTC options as illiquid securities. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Milliman Community Growth Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Milliman Community Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Milliman Community Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Milliman Community Growth Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Milliman Community Growth Fund | Fluctuation of Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Fluctuation of Income Risk. The Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, may make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received from the Fund’s portfolio investments, which could result in the Fund returning a lesser (or greater) amount of income than would otherwise be the case.

Milliman Community Growth Fund | Growth-Oriented Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Growth-Oriented Investments Risk. Growth-oriented investments may experience larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of investments representative of smaller capitalization companies. Further, the Fund’s investments in growth-oriented investments are based upon the methods and analyses, including models, tools and data, employed by Milliman in determining investments that it believes are “growth” investments. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Milliman Community Growth Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s net asset value ("NAV") to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Milliman Community Growth Fund | High Yield Debt Obligations [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

High Yield Debt Obligations Risk. The capacity of high yield debt obligations (i.e., junk bonds) to pay interest and repay principal is considered speculative and are subject to greater risks than higher-rated debt securities. The prices of, and yields on, junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. If a junk bond issuer defaults, the Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and the Fund may have difficulty selling certain junk bonds at the desired time or price. The lack of a liquid secondary market may also make it more difficult for the Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

Milliman Community Growth Fund | Medium Grade Debt Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Medium Grade Debt Obligations Risk. Medium grade debt obligations may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers.

Milliman Community Growth Fund | Hedging Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Hedging Strategy Risk. Milliman cannot offer assurances that the hedging strategy will achieve the intended results, or that the hedging strategy will be employed in a manner, or at the same level as, an individual investor may deem appropriate. While Milliman currently anticipates that the hedging strategy will provide a hedge as described above, there is no guarantee that a particular hedge will be achieved. There may also be imperfect or even negative correlation between the prices of the derivative instruments in which the Fund transacts and the prices of the indices or ETFs that the Fund seeks to hedge. For example, utilizing derivative instruments may not provide an effective hedge because changes in those instruments’ prices may not track those of the indices or ETFs they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the derivatives markets, on the other, that could result in an imperfect correlation between those markets, causing the hedging strategy not to work as intended. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for the derivative instruments, including technical influences in their trading, and differences between the indices or ETFs being hedged and the indices and ETFs underlying the derivative instruments. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends. In addition, the Fund’s investment in derivative instruments and their resulting costs could limit the Fund’s gains in rising markets relative to those of unhedged funds in general. Investment in a fund that utilizes a hedging strategy may not be appropriate for every investor seeking a particular risk profile.

Milliman Community Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Foreign Securities Risk. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Non-U.S. securities may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of non-U.S. securities may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Milliman Community Growth Fund | Sovereign Debt Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Sovereign Debt Obligations Risk.  Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. The issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.

Milliman Community Growth Fund | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Emerging Markets Securities Risk. Having exposure to emerging markets securities may involve risks in addition to and greater than those generally associated with exposure to the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to shareholders in emerging markets securities. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the Fund’s NAV. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Milliman Community Growth Fund | Geographic Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Geographic Exposure Risk. A natural disaster could occur in a geographic region or country in which the Fund has exposure, which could adversely affect the economy or the business operations of companies in the specific geographic region or country, causing an adverse impact on the Fund’s performance.

Milliman Community Growth Fund | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Milliman Community Growth Fund | Risks of Investing in ETFs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is no guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Milliman Community Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman Community Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to generate income to facilitate consistent withdrawals over an extended period of time.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2023, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its primary investment objective by investing its assets in income-producing investments, primarily bonds and/or exchange-traded funds (“ETFs”) that invest in bonds or other income-producing investments. Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”) currently anticipates that, under normal market conditions, a majority of the Fund’s income-producing investments will be rated medium grade or below investment grade (commonly referred to as "junk bonds") – that is, within the range of BB- through BBB+ by S&P Global Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Ba3 through Baa1 by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), each at the time of investment. Milliman will continue to hold an income producing investment for the Fund notwithstanding any subsequent change to its credit rating. Accordingly, at any specific point in time, the actual credit rating profile of the Fund will vary based on market conditions and may be either higher or lower. Investments are considered to be below investment grade if they are rated BB+ or lower by S&P or Fitch or Ba1 or lower by Moody’s or an equivalent rating by another NRSRO at the time of investment or, if not rated, determined by Milliman to be of comparable quality. Milliman will make decisions on the credit quality of the Fund’s income-producing investments based on the aggregate income yield of the Fund’s portfolio relative to the potential for default of the specific investments included in, or proposed to be included in, the Fund’s portfolio.

Income-producing investments held by the Fund or the ETFs in which it invests can be issued by corporate or government issuers, including their subdivisions, agencies or instrumentalities, and supranational entities, located in the U.S. or non-U.S. countries, including those in emerging markets. In addition, Milliman may use derivative instruments, including futures contracts, to seek to manage the duration profile of the Fund's income producing investments, although the Fund has no set policy regarding portfolio maturity or duration of the income-producing investments in which it may invest.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman Community Income Fund | Milliman Community Income Fund - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[9],[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 430
Milliman Community Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock	You could lose money by investing in the Fund
Milliman Community Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Milliman Community Income Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Milliman Community Income Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Milliman Community Income Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Milliman Community Income Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Milliman Community Income Fund | Fluctuation of Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Fluctuation of Income Risk. The Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, may make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received from the Fund’s portfolio investments, which could result in the Fund returning a lesser (or greater) amount of income than would otherwise be the case.

Milliman Community Income Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s net asset value ("NAV") to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Milliman Community Income Fund | High Yield Debt Obligations [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

High Yield Debt Obligations Risk. The capacity of high yield debt obligations (i.e., junk bonds) to pay interest and repay principal is considered speculative and are subject to greater risks than higher-rated debt securities. The prices of, and yields on, junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. If a junk bond issuer defaults, the Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and the Fund may have difficulty selling certain junk bonds at the desired time or price. The lack of a liquid secondary market may also make it more difficult for the Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

Milliman Community Income Fund | Medium Grade Debt Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Medium Grade Debt Obligations Risk. Medium grade debt obligations may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers.

Milliman Community Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Foreign Securities Risk. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Non-U.S. securities may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of non-U.S. securities may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Milliman Community Income Fund | Sovereign Debt Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Sovereign Debt Obligations Risk.  Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. The issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.

Milliman Community Income Fund | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Emerging Markets Securities Risk. Having exposure to emerging markets securities may involve risks in addition to and greater than those generally associated with exposure to the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to shareholders in emerging markets securities. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the Fund’s NAV. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Milliman Community Income Fund | Geographic Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Geographic Exposure Risk. A natural disaster could occur in a geographic region or country in which the Fund has exposure, which could adversely affect the economy or the business operations of companies in the specific geographic region or country, causing an adverse impact on the Fund’s performance.

Milliman Community Income Fund | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Milliman Community Income Fund | Risks of Investing in ETFs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskTextBlock

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is no guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.84% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2025. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[3]	“Other Expenses” have been restated to reflect current fees.
[4]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.84% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2025. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[5]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[6]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2025 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[7]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least
[8]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[9]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2025 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[10]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least